Income taxes - Balance Sheet Presentation (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Income Tax Disclosure [Line Items]
Deferred income taxes		$ 19,488	$ 12,426		$ 15,646
Deferred tax liability		(48,547)	(43,226)		$ (94,638)
Total tax liabilities		$ (29,059)	$ (30,800)
US federal corporate income tax rate		19.00%	19.00%	19.30%
U.S.
Income Tax Disclosure [Line Items]
US federal corporate income tax rate	35.00%		21.00%	21.00%